Transactions with Related Parties - Income Statements (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Voyage expenses	$ (119,785)	$ (93,045)
Consultancy fees	(270)	(267)
Directors compensation	(90)	(91)
General and administrative expenses	(25,912)	(17,427)
Management fees	(9,800)	(9,605)
Charter - in hire expenses	(12,950)	(7,342)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(2,070)	(1,890)
Augustea Technoservices Ltd. and affiliates [Member]
Related Party Transaction [Line Items]
Voyage expenses	0	(165)
Management fees	(1,264)	(3,258)
Hartree Marine Fuels LLC [Member]
Related Party Transaction [Line Items]
Voyage expenses	(8,874)	(4,576)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(19)	(21)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(100)	(101)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	(1,426)	0
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ 0	$ (4,054)